Investment Portfolioas of June 30, 2023 (Unaudited)
DWS GNMA Fund
	Principal Amount ($)	Value ($)

Government National Mortgage Association 89.3%
Government National Mortgage Association:
2.0%, with various maturities from 8/20/2050 until 7/1/2053 (a)	182,186,909	153,037,977
2.5%, with various maturities from 8/20/2050 until 7/1/2053 (a)	221,491,901	192,055,962
3.0%, with various maturities from 9/15/2042 until 5/20/2052	140,137,155	125,862,379
3.5%, with various maturities from 11/20/2041 until 7/1/2053 (a)	102,144,365	95,939,209
4.0%, with various maturities from 8/20/2040 until 7/1/2053 (a)	68,642,391	65,128,976
4.25%, 9/15/2041	193,661	188,911
4.49%, with various maturities from 6/15/2041 until 7/15/2041	290,975	286,823
4.5%, with various maturities from 8/15/2039 until 7/1/2053 (a)	65,599,915	63,525,664
4.55%, 1/15/2041	487,296	482,035
4.625%, 5/15/2041	196,474	194,844
5.0%, with various maturities from 3/20/2029 until 7/1/2053 (a)	66,725,255	65,904,104
6.0%, 8/20/2023	198	198
6.5%, with various maturities from 6/20/2032 until 3/20/2039	3,993,849	4,219,975
7.5%, with various maturities from 10/20/2023 until 8/20/2032	36,863	38,861
Total Government National Mortgage Association (Cost $813,792,893)		766,865,918

Asset-Backed 11.2%
Automobile Receivables 4.9%
AmeriCredit Automobile Receivables Trust, “A2B”, Series 2023-1, 30-day average SOFR + 0.73%, 5.796% (b), 10/19/2026	8,000,000	8,011,157
Carvana Auto Receivables Trust, “A1”, Series 2021-N4, 0.83%, 9/11/2028	5,933,168	5,788,635
GLS Auto Receivables Issuer Trust, “A”, Series 2021-4A, 144A, 0.84%, 7/15/2025	2,463,149	2,448,172
GMF Floorplan Owner Revolving Trust, “B”, Series 2019-2, 144A, 3.1%, 4/15/2026	19,000,000	18,502,713
Santander Retail Auto Lease Trust, “A3”, Series 2020-B, 144A, 0.57%, 4/22/2024	3,986,783	3,973,487
World Omni Select Auto Trust, “A2B”, Series 2023-A, 30-day average SOFR + 0.43%, 5.497% (b), 7/15/2026	2,900,000	2,899,963
		41,624,127
Credit Card Receivables 5.0%
American Express Credit Account Master Trust, “A”, Series 2018-9, 1-month USD- LIBOR + 0.38%, 5.573% (b), 4/15/2026	13,250,000	13,253,868
Citibank Credit Card Issuance Trust, “A6”, Series 2017-A6, 1-month USD-LIBOR + 0.77%, 5.988% (b), 5/14/2029	30,000,000	29,967,174
		43,221,042
Miscellaneous 1.3%
Dell Equipment Finance Trust:
“A1”, Series 2023-1, 144A, 5.456%, 3/22/2024	6,698,394	6,694,273
“A1”, Series 2023-2, 144A, 5.643%, 6/24/2024	1,719,000	1,719,268
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	3,164,122	3,005,376
		11,418,917
Total Asset-Backed (Cost $96,644,788)		96,264,086

Commercial Mortgage-Backed Securities 0.5%
FHLMC Multifamily Structured Pass-Through Certificates, “A2”, Series K150, 3.71%, 9/25/2032 (Cost $4,522,550)	5,000,000	4,708,056

Collateralized Mortgage Obligations 8.6%
Chase Home Lending Mortgage Trust, “A11”, Series 2019-ATR1, 144A, 1-month USD- LIBOR + 0.95%, 6.088% (b), 4/25/2049	672,354	649,799
CIM Trust, “A4”, Series 2018-INV1, 144A, 4.0%, 8/25/2048	1,451,555	1,336,774
Federal Home Loan Mortgage Corp.:
“JI”, Series 5058, Interest Only, 2.0%, 1/25/2051	4,462,206	520,687
“CZ”, Series 4113, 3.0%, 9/15/2042	1,399,632	1,153,056
“IJ”, Series 4472, Interest Only, 6.0%, 11/15/2043	4,591,822	810,446
Federal National Mortgage Association:
“AY”, Series 2013-6, 2.0%, 2/25/2043	1,244,000	866,022
“IA”, Series 2021-21, Interest Only, 2.0%, 7/25/2047	31,667,281	2,958,240
“I”, Series 2021-57, Interest Only, 2.5%, 7/25/2051	3,644,010	553,279
“LZ”, Series 2013-6, 3.5%, 2/25/2043	1,054,897	856,293
“UI”, Series 2010-126, Interest Only, 5.5%, 10/25/2040	4,083,300	521,971
“IO2”, Series 2007-W8, Interest Only, 6.0%, 9/25/2037	99,437	20,142
“ZA”, Series 2023-28, 6.0%, 7/25/2053	15,000,000	14,868,750
“HI”, Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,983,601	448,199
Government National Mortgage Association:
“S”, Series 2013-134, Interest Only, 5.6% minus 1-month USD-LIBOR, 0.454% (b), 9/20/2043	7,426,219	532,326
“QA”, Series 2021-66, 1.0%, 3/20/2050	1,125,443	846,497
“SB”, Series 2023-57, Interest Only, 6.15% minus 30-day average SOFR, 1.084% (b), 4/20/2053	42,429,073	2,666,213
“SG”, Series 2017-60, Interest Only, 6.47% minus 1-month USD-LIBOR, 1.324% (b), 2/20/2038	8,019,031	745,964
“SD”, Series 2017-60, Interest Only, 6.52% minus 1-month USD-LIBOR, 1.374% (b), 2/20/2038	4,785,473	478,367
“CI”, Series 2020-162, Interest Only, 2.0%, 10/20/2050	17,343,792	2,185,312
“QE”, Series 2021-159, 2.0%, 9/20/2051	9,861,909	8,190,601
“QB”, Series 2017-180, 2.5%, 12/20/2047	1,174,000	983,849
“IA”, Series 2022-155, Interest Only, 2.5%, 10/20/2050	10,703,624	1,499,546
“CI”, Series 2015-74, Interest Only, 3.0%, 10/16/2039	2,132,516	89,220
“Q”, Series 2015-141, 3.0%, 7/20/2045	3,394,258	3,104,121
“JZ”, Series 2017-110, 3.0%, 7/20/2047	4,178,872	3,406,326
“EA”, Series 2018-5, 3.0%, 10/20/2047	2,940,889	2,677,860
“XZ”, Series 2020-122, 3.0%, 8/20/2050	342,910	210,599
“EY”, Series 2022-50, 3.0%, 3/20/2052	4,373,154	3,398,760
“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	470,709	13,108
“JI”, Series 2013-10, Interest Only, 3.5%, 1/20/2043	6,918,994	1,100,816
“ZG”, Series 2015-99, 3.5%, 7/20/2045	892,764	817,166
“ZC”, Series 2003-86, 4.5%, 10/20/2033	265,579	260,850
“IP”, Series 2014-108, Interest Only, 4.5%, 12/20/2042	1,705,672	73,327
“UZ”, Series 2010-37, 5.0%, 3/20/2040	1,629,893	1,630,516
“Z”, Series 2006-12, 5.5%, 3/20/2036	167,498	171,012
“DZ”, Series 2009-106, 5.5%, 11/20/2039	305,549	322,143
“IA”, Series 2012-64, Interest Only, 5.5%, 5/16/2042	2,693,374	492,152
“NZ”, Series 2023-81, 5.5%, 6/20/2053	4,417,164	4,332,962
“CI”, Series 2009-42, Interest Only, 6.0%, 8/16/2035	199,527	46,470
“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	258,073	59,655
JPMorgan Mortgage Trust:
“A6”, Series 2021-6, 144A, 2.5%, 10/25/2051	2,391,822	2,133,124
“A11”, Series 2021-1, 144A, 30-day average SOFR + 0.65%, 5.623% (b), 6/25/2051	3,614,753	3,320,667
“A11”, Series 2020-2, 144A, 1-month USD-LIBOR + 0.8%, 5.938% (b), 7/25/2050	867,769	814,897
“A11”, Series 2019-9, 144A, 1-month USD-LIBOR + 0.9%, 6.038% (b), 5/25/2050	1,570,586	1,479,778
Total Collateralized Mortgage Obligations (Cost $78,435,672)		73,647,862

U.S. Government Agency Sponsored Pass-Throughs 14.8%
Federal Home Loan Mortgage Corp.:
3.0%, 12/1/2051	13,286,078	11,826,224
5.0%, 9/1/2052	6,673,218	6,559,190
Federal National Mortgage Association:
2.0%, 12/1/2051	11,076,217	9,076,305
2.0%, 7/1/2053 (a)	9,000,000	7,333,371
2.5%, 11/1/2051	8,157,480	6,959,154
3.5%, 7/1/2053 (a)	9,000,000	8,197,659
4.0%, 7/1/2053 (a)	7,000,000	6,567,057
5.0%, 7/1/2044	1,195,450	1,199,749
5.0%, 7/1/2053 (a)	10,000,000	9,795,180
5.5%, 7/1/2053 (a)	60,000,000	59,705,220
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $130,043,273)		127,219,109

Government & Agency Obligations 0.6%
U.S. Treasury Obligations
U.S. Treasury Notes, 2.0%, 4/30/2024 (c) (Cost $4,895,235)	5,000,000	4,861,133

Short-Term U.S. Treasury Obligations 1.4%
U.S. Treasury Bills:
4.417% (d), 10/5/2023 (e)	6,000,000	5,918,945
4.484% (d), 11/2/2023 (e)	6,000,000	5,894,203
Total Short-Term U.S. Treasury Obligations (Cost $11,836,669)		11,813,148

	Shares	Value ($)

Cash Equivalents 18.9%
DWS Central Cash Management Government Fund, 5.13% (f) (Cost $161,845,958)	161,845,958	161,845,958

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,302,017,038)	145.3	1,247,225,270
Other Assets and Liabilities, Net	(45.3)	(388,595,048)
Net Assets	100.0	858,630,222
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2023 are as follows:
Value ($) at 9/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2023	Value ($) at 6/30/2023
Cash Equivalents 18.9%
DWS Central Cash Management Government Fund, 5.13% (f)
213,513,796	297,147,242	348,815,080	—	—	7,422,365	—	161,845,958	161,845,958

(a)	When-issued, delayed delivery or forward commitment securities included.
(b)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	At June 30, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At June 30, 2023, this security has been pledged, in whole or in part, to cover collateral requirements for open MBS forward commitments.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

SOFR: Secured Overnight Financing Rate
LIBOR: London Interbank Offered Rate, a common benchmark rate previously used for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies. As of the end of June 2023, certain remaining widely used US Dollar LIBOR rates that were published for an additional period of time to assist with the transition were also phased out. The transition process from LIBOR to Secure Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate Act in March 2022. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At June 30, 2023, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/20/2023	353	40,128,450	39,629,766	498,684
2 Year U.S Treasury Note	USD	9/29/2023	360	73,659,542	73,203,750	455,792
3 Year U.S Treasury Note	USD	9/29/2023	225	47,207,444	46,814,062	393,382
5 Year U.S. Treasury Note	USD	9/29/2023	39	4,211,904	4,176,656	35,248
Ultra Long U.S Treasury Bond	USD	9/20/2023	30	4,044,995	4,086,563	(41,568)
Ultra Long U.S Treasury Bond	USD	9/20/2023	11	1,397,434	1,395,969	1,465
Total net unrealized appreciation						1,343,003
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Government National Mortgage Association	$—	$766,865,918	$—	$766,865,918
Asset-Backed (a)	—	96,264,086	—	96,264,086
Commercial Mortgage-Backed Securities	—	4,708,056	—	4,708,056
Collateralized Mortgage Obligations	—	73,647,862	—	73,647,862
U.S. Government Agency Sponsored Pass-Throughs	—	127,219,109	—	127,219,109
Government & Agency Obligations	—	4,861,133	—	4,861,133
Short-Term U.S. Treasury Obligations	—	11,813,148	—	11,813,148
Short-Term Investments	161,845,958	—	—	161,845,958
Derivatives (b)
Futures Contracts	1,384,571	—	—	1,384,571
Total	$163,230,529	$1,085,379,312	$—	$1,248,609,841

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(41,568)	$—	$—	$(41,568)
Total	$(41,568)	$—	$—	$(41,568)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Interest Rate Contracts	$1,343,003
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
GNMA-PH3
R-080548-2 (1/25)